Annual Total Returns- JPMorgan Floating Rate Income Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Floating Rate Income Fund - Class I	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.10%	5.65%	0.31%	(2.28%)	8.71%	3.05%	(0.30%)	7.15%	1.28%